Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 16,615
Comprehensive income attributable to Royal Dutch Shell plc shareholders		13,773	$ 24,475	$ 18,828
Repurchases of shares	[1]	(10,286)	(4,519)
Scrip dividends				4,751
Ending balance		14,451	16,615
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		16,615	16,932	11,298
Impact of IFRS 9					$ (138)
Comprehensive income attributable to Royal Dutch Shell plc shareholders		(2,069)	1,123	5,851
Transfer from other comprehensive income		(74)	(971)
Repurchases of shares	[1]	28	11
Scrip dividends				(13)
Share-based compensation		(49)	(342)	(204)
Ending balance		14,451	16,615	16,932
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		37,298	37,298	37,311
Impact of IFRS 9					0
Comprehensive income attributable to Royal Dutch Shell plc shareholders		0	0	0
Transfer from other comprehensive income		0	0
Repurchases of shares		0	0
Scrip dividends				(13)
Share-based compensation		0	0	0
Ending balance		37,298	37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		154	154	154
Impact of IFRS 9					0
Comprehensive income attributable to Royal Dutch Shell plc shareholders		0	0	0
Transfer from other comprehensive income		0	0
Repurchases of shares		0	0
Scrip dividends				0
Share-based compensation		0	0	0
Ending balance		154	154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		95	84	84
Impact of IFRS 9					0
Comprehensive income attributable to Royal Dutch Shell plc shareholders		0	0	0
Transfer from other comprehensive income		0	0
Repurchases of shares		28	11
Scrip dividends				0
Share-based compensation		0	0	0
Ending balance		123	95	84
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1,098	1,440	1,644
Impact of IFRS 9					0
Comprehensive income attributable to Royal Dutch Shell plc shareholders		0	0	0
Transfer from other comprehensive income		0	0
Repurchases of shares		0	0
Scrip dividends				0
Share-based compensation		(49)	(342)	(204)
Ending balance		1,049	1,098	1,440
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(22,030)	(22,044)	(27,895)
Impact of IFRS 9					$ (138)
Comprehensive income attributable to Royal Dutch Shell plc shareholders		(2,069)	1,123	5,851
Transfer from other comprehensive income		(74)	(971)
Repurchases of shares		0	0
Scrip dividends				0
Share-based compensation		0	0	0
Ending balance		$ (24,173)	$ (22,030)	$ (22,044)

[1]
[B] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell is contractually bound to under the current tranche of the buyback programme, plus associated stamp duty (see Note 20).